                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL-ESTATE SECURITIES FUND

                                OF WT MUTUAL FUND

                                 INVESTOR SHARES

--------------------------------------------------------------------------------

   SUPPLEMENT DATED DECEMBER 9, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Investor Shares Prospectus of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.


Approval of Sub-Advisers for the Wilmington Multi-Manager International Fund

         At a meeting held on November 29, 2005, the Board of Trustees of WT Mutual Fund approved the hiring of Acadian Asset Management, Inc. and The Boston Company Asset Management, LLC as sub-advisers for the Wilmington Multi-Manager International Fund (the "International Fund") subject to approval by the shareholders of the International Fund. Shareholders of the International Fund will receive in the mail a proxy statement providing details about a Special Meeting seeking approval of Acadian Asset Management, Inc. and The Boston Company Asset Management, LLC as additional sub-advisers to the International Fund. The Special Meeting is expected to take place on or about January 13, 2006.


Approval of Change in Benchmark Indices for the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund

         Effective December 1, 2005, the Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") and Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund") each changed their primary benchmark to a Frank Russell Company Index. Specifically, the Large-Cap Fund changed from the S&P 500(R) Index to the Russell 1000(R) Index, the Mid-Cap Fund changed from the S&P(R) MidCap 400 Index to the Russell MidCap(R) Index, and the Small-Cap Fund changed from the S&P(R) SmallCap 600 Index to the Russell 2000(R) Index. Rodney Square Management Corporation ("RSMC"), the Funds' investment adviser, believes that the Frank Russell Company Indices represent a series of benchmarks that are more capitalization pure and quantitatively constructed, thereby eliminating potential biases. Additionally, RSMC believes that the Funds' sub-advisers are aware of the construction criteria for the relevant index and that each sub-adviser will be better positioned to anticipate changes in an index's constituents which will allow for better tracking of an index.

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the first paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000(R) Index ("large cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the second paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap(R) Index ("mid cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" located on page 17 of the Prospectus, the first bullet point under the third paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000(R) Index ("small cap companies"), at the time of purchase.


          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND
                   WILMINGTON MULTI-MANAGER INTERNATIONAL FUND
              WILMINGTON MULTI-MANAGER REAL-ESTATE SECURITIES FUND

                                OF WT MUTUAL FUND
                              INSTITUTIONAL SHARES

--------------------------------------------------------------------------------

   SUPPLEMENT DATED DECEMBER 9, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Institutional Shares Prospectus of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund, Wilmington Multi-Manager Small-Cap Fund, Wilmington Multi-Manager International Fund and Wilmington Multi-Manager Real Estate Securities Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.


Approval of Sub-Advisers for the Wilmington Multi-Manager International Fund

         At a meeting held on November 29, 2005, the Board of Trustees of WT Mutual Fund approved the hiring of Acadian Asset Management, Inc. and The Boston Company Asset Management, LLC as sub-advisers for the Wilmington Multi-Manager International Fund (the "International Fund") subject to approval by the shareholders of the International Fund. Shareholders of the International Fund will receive in the mail a proxy statement providing details about a Special Meeting seeking approval of Acadian Asset Management, Inc. and The Boston Company Asset Management, LLC as additional sub-advisers to the International Fund. The Special Meeting is expected to take place on or about January 13, 2006.


Approval of Change in Benchmark Indices for the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund

         Effective December 1, 2005, the Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") and Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund") each changed their primary benchmark to a Frank Russell Company Index. Specifically, the Large-Cap Fund changed from the S&P 500(R) Index to the Russell 1000(R) Index, the Mid-Cap Fund changed from the S&P(R) MidCap 400 Index to the Russell MidCap(R) Index, and the Small-Cap Fund changed from the S&P(R) SmallCap 600 Index to the Russell 2000(R) Index. Rodney Square Management Corporation ("RSMC"), the Funds' investment adviser, believes that the Frank Russell Company Indices represent a series of benchmarks that are more capitalization pure and quantitatively constructed, thereby eliminating potential biases. Additionally, RSMC believes that the Funds' sub-advisers are aware of the construction criteria for the relevant index and that each sub-adviser will be better positioned to anticipate changes in an index's constituents which will allow for better tracking of an index.

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the first paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000(R) Index ("large cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus the first bullet point under the second paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap(R) Index ("mid cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus the first bullet point under the third paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000(R) Index ("small cap companies"), at the time of purchase.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

                     WILMINGTON MULTI-MANAGER LARGE-CAP FUND
                      WILMINGTON MULTI-MANAGER MID-CAP FUND
                     WILMINGTON MULTI-MANAGER SMALL-CAP FUND

                                OF WT MUTUAL FUND

                                 SERVICE SHARES

--------------------------------------------------------------------------------

   SUPPLEMENT DATED DECEMBER 9, 2005 TO THE PROSPECTUS DATED NOVEMBER 1, 2005

The information in this Supplement contains new and additional information beyond that in the Service Shares Prospectus of the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund dated November 1, 2005, and should be read in conjunction with that Prospectus.


Approval of Change in Benchmark Indices for the Wilmington Multi-Manager Large-Cap Fund, Wilmington Multi-Manager Mid-Cap Fund and Wilmington Multi-Manager Small-Cap Fund

         Effective December 1, 2005, the Wilmington Multi-Manager Large-Cap Fund ("Large-Cap Fund"), Wilmington Multi-Manager Mid-Cap Fund ("Mid-Cap Fund") and Wilmington Multi-Manager Small-Cap Fund ("Small-Cap Fund") each changed their primary benchmark to a Frank Russell Company Index. Specifically, the Large-Cap Fund changed from the S&P 500(R) Index to the Russell 1000(R) Index, the Mid-Cap Fund changed from the S&P(R) MidCap 400 Index to the Russell MidCap(R) Index, and the Small-Cap Fund changed from the S&P(R) SmallCap 600 Index to the Russell 2000(R) Index. Rodney Square Management Corporation ("RSMC"), the Funds' investment adviser, believes that the Frank Russell Company Indices represent a series of benchmarks that are more capitalization pure and quantitatively constructed, thereby eliminating potential biases. Additionally, RSMC believes that the Funds' sub-advisers are aware of the construction criteria for the relevant index and that each sub-adviser will be better positioned to anticipate changes in an index's constituents which will allow for better tracking of an index.

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the first paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization at least equal to that of the smallest company in the Russell 1000(R) Index ("large cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the second paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization between the smallest and largest company in the Russell MidCap(R) Index ("mid cap companies"), at the time of purchase;

         Under the section entitled "Primary Investment Strategies" on page 17 of the Prospectus, the first bullet point under the third paragraph is hereby deleted and replaced with the following:

               o Common stocks of U.S. corporations that have a market capitalization less than the largest company in the Russell 2000(R) Index ("small cap companies"), at the time of purchase.



          INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                       2